Basis of presentation and significant accounting policies - Property and equipment useful lives (Details)	12 Months Ended
Mar. 31, 2016
Buildings
Property and equipment
Estimated useful lives	25 years
Motor vehicles, furniture and fixtures
Property and equipment
Estimated useful lives	5 years
Exhibition and demonstration equipment | Minimum
Property and equipment
Estimated useful lives	3 years
Exhibition and demonstration equipment | Maximum
Property and equipment
Estimated useful lives	4 years
Assets under capital lease
Property and equipment
Estimated useful lives	3 years
Computers and office equipment
Property and equipment
Estimated useful lives	3 years
Capitalized software
Property and equipment
Estimated useful lives	3 years